July 27, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Specialized Funds (the ‘‘Trust’’)
File No. 2-88116

Commissioners:

Enclosed is the 99th Post Effective Amendment to the Trust’s Registration Statement on Form N 1A,
which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933 with respect to Vanguard
Precious Metals and Mining Fund (the “Fund”). The purposes of this Amendment are: (1) to disclose a change to the Fund’s investment advisory arrangements; (2) to change the Fund’s name to Vanguard
Global Capital Cycles Fund; (3) to change the Fund’s investment strategy; (4) to change the Fund’s benchmark against which it compares its performance; and (5) to effect a number of non material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we request that the Amendment become effective 60 days after filing. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have any questions or comments concerning the enclosed Amendment, please contact Laura
Gavenman at (610) 503 5918.

Sincerely,

Paul Scott
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin
U.S. Securities and Exchange Commission